Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net earnings for the year	$ 97,361	$ 73,685
Other comprehensive income (loss):
Change in fair value of investments in equity securities, net of tax	1,546	1,256
Actuarial losses on employee benefit plans	(3,440)	(6,361)
Income tax recovery on actuarial losses on employee benefit plans	563	633
Other comprehensive income that will not be reclassified to profit or loss, before tax	(1,331)	(4,472)
Total comprehensive income for the year	96,030	69,213
Attributable to:
Shareholders of the Company	103,210	76,114
Non-controlling interests	(7,180)	(6,901)
Total comprehensive income for the year	$ 96,030	$ 69,213